UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5207

                              ACM INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)                                                        ACM Income Fund
-------------------------------------------------------------------------------------------------

                                                                    Principal
                                                                       Amount
                                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT
SPONSORED AGENCY OBLIGATIONS-100.9%

U.S. Treasury Bonds-38.7%
     6.25%, 5/15/30(a)(b)                            U.S.$             62,230    $    74,768,349
     11.25%, 2/15/15(a)                                               160,000        245,037,343
     12.00%, 8/15/13(b)                                                82,000        102,339,854
     12.50%, 8/15/14(b)                                                70,300         93,490,775
     13.25%, 5/15/14(a)(b)                                            150,000        201,410,100
                                                                                 ----------------
                                                                                     717,046,421
                                                                                 ----------------
U.S. Treasury Strips-14.6%
     Zero coupon, 5/15/17(a)                                          260,000        145,958,280
     Zero coupon, 11/15/21(a)                                         285,350        125,158,505
                                                                                 ----------------
                                                                                     271,116,785
                                                                                 ----------------
U.S. Treasury Notes-7.1%
     2.375%, 8/15/06(b)                                                34,000         33,430,228
     2.625%, 5/15/08(a)(b)                                             24,615         23,645,784
     3.50%,11/15/09(a)                                                    154            149,825
     3.875%, 2/15/13(a)                                                 3,030          2,924,777
     4.00%, 11/15/12(a)                                                 4,664          4,553,230
     4.25%, 11/15/13-8/15/14(a)                                         4,895          4,826,134
     4.375%, 8/15/12(a)                                                   700            701,641
     4.75%, 5/15/14(b)                                                 58,900         60,004,375
     4.875%, 2/15/12(a)                                                   250            258,154
                                                                                 ----------------
                                                                                     130,494,148
                                                                                 ----------------
Federal National Mortgage Association-26.3%
     4.00%, 1/25/27(a)                                                 10,605         10,515,494
     4.50%, 4/25/13 I/O(a)                                             16,995          1,672,988
     4.526%, 2/01/35(c)                                                 6,606          6,548,025
     4.60%, 12/01/34 VRN(a)                                            35,883         35,983,536
     4.60%, 4/1/35 VRN(c)                                              19,680         19,570,838
     4.623%, 2/1/35 VRN(c)                                             11,830         11,773,274
     5.00%, 9/25/23-10/25/30(a)                                        64,604         63,826,111
     5.50%, TBA                                                        64,415         64,495,519
     5.50%, 6/25/31(a)                                                  6,620          6,683,098
     6.00%, 5/25/30(a)                                                  8,143          8,245,385
     6.50%, TBA                                                       185,090        191,759,000
     6.50%, 9/25/42-1/25/44(a)                                         10,326         10,728,394
     7.00%, 11/01/17(a)                                                53,128         55,910,352
                                                                                 ----------------
                                                                                     487,712,014
                                                                                 ----------------
Federal Home Loan Mortgage Corporation-10.2%
     4.47%, 4/01/35 VRN(c)                                             11,150         11,011,496
     4.749%, 3/01/35 VRN(c)                                            14,915         14,852,077
     5.00%, 1/15/17-7/15/26 I/O(a)                                     27,074          2,723,131
     5.00%, 11/15/26-6/15/33(a)                                       131,375        129,568,323
     5.50%, 7/15/17(a)                                                 15,680         16,003,925
     6.00%, 2/15/32(a)                                                  9,890         10,217,656
     6.50%, 3/15/28(a)                                                  4,360          4,516,562
                                                                                 ----------------
                                                                                     188,893,170
                                                                                 ----------------
Resolution Funding Corp.-3.7%
     Zero coupon, 10/15/20                                            150,000         68,456,550
                                                                                 ----------------
Government National Mortgage Association-0.3%
     7.00%, 12/15/26(a)                                                 5,809          6,175,151
                                                                                 ----------------
Total U.S. Government and Government
    Sponsored Agency Obligations
    (cost $1,825,766,299)                                                          1,869,894,239
                                                                                 ----------------

SOVEREIGN DEBT OBLIGATIONS-35.3%

Argentina-1.5%
Republic of Argentina
     3.01%, 8/03/12 FRN(c)                                             17,728         14,962,432
     8.00%, 2/26/08(c)                                 EUR                500            161,065
     11.375%, 3/15/10(d)                             U.S.$              1,330            372,400
     11.75%, 6/15/15(d)                                                 3,675          1,130,063
     12.00%, 6/19/31(d)                                                 7,563          2,306,746
     12.25%, 6/19/18(d)                                                13,182          3,954,536
     14.00%, 2/26/08(c)                                EUR                300             89,445
     15.50%, 12/19/08(d)                             U.S.$             12,737          4,934,100
                                                                                 ----------------
                                                                                      27,910,787
                                                                                 ----------------

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)                                                        ACM Income Fund
-------------------------------------------------------------------------------------------------

                                                                    Principal
                                                                       Amount
                                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
Brazil-7.5%
Brazilian Real Structured Note
     Zero coupon, 9/20/07(e)                           BRL            120,551    $    29,843,776
     Zero coupon, 1/03/08(e)                                           59,180         14,024,831
     Zero coupon, 1/05/09(e)                                           76,692         15,525,174
     Zero coupon, 1/05/10(e)                                          180,614         31,732,944
Republic of Brazil
     9.25%, 10/22/10(c)                                                 1,480          1,554,000
     10.50%, 7/14/14(c)                              U.S.$              2,577          2,841,143
     11.00%, 8/17/40(b)                                                16,710         18,573,165
     12.00%, 4/15/10(c)                                                13,100         15,248,400
     12.75%, 1/15/20(c)                                                 2,380          2,927,400
     14.50%, 10/15/09(c)                                                1,260          1,583,190
     C-Bonds
      8.00%, 4/15/14(c)                                                 4,436          4,397,868
     DCB FRN
     3.125%, 4/15/12(c)                                                 1,032            969,137
                                                                                 ----------------
                                                                                     139,221,028
                                                                                 ----------------
Bulgaria-0.0%
Republic of Bulgaria
     8.25%, 1/15/15(e)                                                    346            423,504
                                                                                 ----------------
Canada-3.2%
Canadian Government
     3.00%, 6/01/07(c)                                                 66,064         54,295,138
     5.00%, 6/01/14(c)                                                  3,515          3,052,416
     5.75%, 6/01/33(c)                                                  1,570          1,504,849
                                                                                 ----------------
                                                                                      58,852,403
                                                                                 ----------------
Colombia-1.3%
Republic of Colombia
     10.75%, 1/15/13(c)                                                 1,239          1,384,583
     11.75%, 3/01/10(c)                                COP         14,062,000          5,927,240
     11.75%, 2/25/20(c)                              U.S.$             13,780         16,398,200
                                                                                 ----------------
                                                                                      23,710,023
                                                                                 ----------------
Ecuador-2.9%
Republic of Ecuador
     Zero coupon, 10/11/05(e)                                           6,438          6,246,083
     8.00%, 8/15/30(e)(f)                                              52,409         47,037,078
                                                                                 ----------------
                                                                                      53,283,161
                                                                                 ----------------
El Salvador-0.0%
Republic of El Salvador
     7.625%, 9/21/34(e)                                                   527            532,270
                                                                                 ----------------
Indonesia-0.6%
Republic of Indonesia
     6.75%, 3/10/14(e)                               U.S.$                965            956,556
     14.00%, 6/17/09(e)                                IDR          4,000,000            468,484
     14.275%, 12/15/13(e)                            U.S.$         80,000,000          9,886,496
                                                                                 ----------------
                                                                                      11,311,536
                                                                                 ----------------
Jamaica-0.0%
Government of Jamaica
     10.50%, 10/27/14(c)                               EUR                200            281,038
     10.625%, 6/20/17(c)                             U.S.$                 59             61,950
     12.75%, 9/01/07(e)                                                   200            228,500
                                                                                 ----------------
                                                                                         571,488
                                                                                 ----------------
Japan-1.1%
Government of Japan
     0.1%, 6/20/06(c)                                  JPY          2,121,000         19,793,560
                                                                                 ----------------
Lebanon-0.0%
Lebanese Republic
     7.875%, 5/20/11(e)                              U.S.$                270            263,250
     10.125%, 8/06/08(c)                                                  270            294,840
     11.625%, 5/11/16(c)                                                  120            132,420
                                                                                 ----------------
                                                                                         690,510
                                                                                 ----------------
Mexico-4.1%
Mexican Bonos
     8.00%, 12/07/23(c)                                MXP            148,040         10,554,184
     9.00%, 12/20/12(c)                                               265,666         21,926,256
     9.50%, 3/08/07(c)                                                328,855         29,832,083
United Mexican States
     6.375%, 1/16/13(c)                              U.S.$                426            440,910
     7.50%, 1/14/12(c)                                                    775            855,600
     8.00%, 9/24/22(c)                                                  1,701          1,930,635
     8.125%, 12/30/19(c)                                                4,025          4,612,650
     9.875%, 2/01/10(c)                                                 2,180          2,588,750
     10.00%, 12/05/24(c)                               MXP             16,869          1,410,242
     11.375%, 9/15/16(c)                             U.S.$              1,201          1,717,430
                                                                                 ----------------
                                                                                      75,868,740
                                                                                 ----------------

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)                                                        ACM Income Fund
-------------------------------------------------------------------------------------------------

                                                                    Principal
                                                                       Amount
                                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
Panama-0.3%
Republic of Panama
     2.75%, 7/17/14 VRN(c)                           U.S.$              2,463    $     2,352,050
     8.875%, 9/30/27(c)                                                   675            725,625
     9.375%, 7/23/12-4/01/29(c)                                           904          1,020,637
     9.625%, 2/08/11(c)                                                   480            542,400
     10.75%, 5/15/20(c)                                                   730            938,050
                                                                                 ----------------
                                                                                       5,578,762
                                                                                 ----------------
Peru-0.4%
Republic of Peru
     8.375%, 5/03/16(c)                                                 3,753          3,921,885
     8.750%, 11/21/33(c)                                                  850            884,000
     9.125%, 2/21/12(c)                                                 1,892          2,133,230
     9.875%, 2/06/15(c)                                                 1,156          1,335,180
                                                                                 ----------------
                                                                                       8,274,295
                                                                                 ----------------
Philippines-0.9%
Republic of Philippines
     9.00%, 2/15/13(c)                                                    450            463,500
     9.50%, 2/02/30(c)                                                  7,648          7,447,240
     9.875%, 1/15/19(c)                                                   750            781,125
     10.625%, 3/16/25(c)                                                6,912          7,395,840
                                                                                 ----------------
                                                                                      16,087,705
                                                                                 ----------------
Russia-5.7%
Russian Federation
     5.00%, 3/31/30(e)(f)                                             103,580        103,766,198
Russian Ministry of Finance
     3.00%, 5/14/08-5/14/11(c)                                          2,430          2,033,667
                                                                                 ----------------
                                                                                     105,799,865
                                                                                 ----------------
Turkey-4.5%
Republic of Turkey
     7.375%, 2/05/25(c)                                                   462            434,280
     11.00%, 1/14/13(c)                                                 1,860          2,253,390
     11.50%, 1/23/12(c)                                                   860          1,049,200
     11.75%, 6/15/10(c)                                                   475            576,650
     11.875%, 1/15/30(c)                                                  836          1,124,420
Turkish Lira Structured Notes
     Zero coupon, 12/08/05(e)                          TRL     63,936,550,000         42,236,556
     Zero coupon, 2/23/06(e)                                   55,243,366,523         35,154,610
                                                                                 ----------------
                                                                                      82,829,106
                                                                                 ----------------
Ukraine-0.4%
Government of Ukraine
     6.875%, 3/04/11(e)                              U.S.$              5,825          5,985,063
     7.65%, 6/11/13(e)                                                  1,066          1,143,285
     11.00%, 3/15/07(e)                                                 1,032          1,108,394
                                                                                 ----------------
                                                                                       8,236,742
                                                                                 ----------------
Uruguay-0.3%
Republic of Uruguay
     7.25%, 2/15/11(c)                                                  1,060            916,989
     7.50%, 3/15/15(c)                                                  4,360          3,989,400
     7.875%, 1/15/33 PIK(c)                                               500            475,000
                                                                                 ----------------
                                                                                       5,381,389
                                                                                 ----------------
Venezuela-0.6%
Republic of Venezuela
     3.6925%, 4/20/11 FRN(e)                                              420            372,750
     5.375%, 8/07/10(e)                                                 2,680          2,385,200
     8.50%, 10/08/14(c)                                                    99             97,268
     9.25%, 9/15/27(c)                                                  8,284          8,213,586
                                                                                 ----------------
                                                                                      11,068,804
                                                                                 ----------------
Total Sovereign Debt Obligations
     (cost $593,530,494)                                                             655,425,678
                                                                                 ----------------

CORPORATE DEBT - HIGH YIELD OBLIGATIONS-7.1%

American Cellular Corp.
     10.00%, 8/01/11(c)                                                 5,000          4,600,000
Amkor Technologies Inc.
     7.75%, 5/15/13(c) *                                                6,500          5,460,000
Amtrol Inc.
     10.625%, 12/31/06(c)                                                 625            550,000
Associated Materials Inc.
     11.25%, 3/01/14(f)                                                12,545          8,718,775
Berry Plastics Corp.
     10.75%, 7/15/12(c)                                                 3,820          4,307,050
Calpine Corp.
     8.50%, 7/15/10(e)                                                  6,700          5,259,500
Charter Communications Holdings
     10.75%, 10/01/09(c)                                                4,655          3,817,100
     11.75%, 5/15/11(c)(g) *                                           10,000          6,900,000
Dex Media, Inc.
     9.00%, 11/15/13(c)(g)                                              7,000          5,320,000

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)                                                        ACM Income Fund
-------------------------------------------------------------------------------------------------

                                                                    Principal
                                                                       Amount
                                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
Fairfax Financial Holdings Ltd. (Canada)
     7.375%, 4/15/18(c) *                            U.S.$              4,500    $     4,005,000
     8.30%, 4/15/26(c) *                                                5,000          4,550,000
Inmarsat Finance II Plc (United Kingdom)
     10.375%, 11/15/12(c)(g)                                            7,475          5,269,875
Insight Communications Inc.
     12.25%, 2/15/11(c)(g) *                                            7,000          6,965,000
Milacron Escrow Corp
     11.50%, 5/15/11(c)                                                 5,000          5,450,000
NCL Corp. LTD (Bermuda)
     10.625%, 7/15/14(e)                                                4,845          5,008,519
Panamsat Holding Corp.
     10.375%, 11/01/14(e)(g)                                            8,405          5,463,250
Paxson Communications Corp.
     12.25%, 1/15/09(c)(g)                                             10,000          9,300,000
Pliant Corp.
     13.00%, 6/01/10(c) *                                               7,625          6,443,125
Quality Distribution LLC
     9.00%, 11/15/10(c)                                                 1,775          1,739,500
Qwest Services Corp.
     14.50%, 12/15/14(e)                                               11,907         14,377,702
Rainbow National Services LLC
     10.375%, 9/01/14(e)*                                               2,500          2,793,750
Rural Cellular Corp.
     9.75%, 1/15/10(c) *                                               10,000          9,150,000
Triton PCS Inc.
     9.375%, 2/01/11(c) *                                               3,500          2,476,250
Williams Cos Inc. Series A
     7.50%, 1/15/31(c)                                                  4,025          4,226,250
                                                                                 ----------------
Total Corporate Debt - High Yield Obligations
     (cost $128,830,663)                                                             132,150,646
                                                                                 ----------------
CORPORATE DEBT - HIGH GRADE OBLIGATIONS-2.1%

Amerada Hess Corp.
     7.125%, 3/15/33(c)                                                   500            556,009
Barclays Bank (United Kingdom)
     8.55%, 9/29/49(e)                                                    638            753,842
Berkley W R Corp
     6.15%, 8/15/19(c)                                                    100             98,738
British Telecommunications PLC (United Kingdom)
     7.125%, 2/15/11(c)(f)                             EUR              1,500          2,312,815
Capital One Bank
     6.50%, 6/13/13(c)                               U.S.$              1,200          1,288,578
Chuo Mitsui Trust and Banking Company
     5.506%, 12/29/49(e)                                                1,000            956,169
Clear Channel Communications, Inc.
     5.75%, 1/15/13(c)                                                    220            216,518
Columbia/HCA HealthCare Corp.
     6.25%, 2/15/13(c)                                                    175            173,636
     7.58%, 9/15/25(c)                                                    630            640,745
     7.69%, 6/15/25(c)                                                    355            365,043
Comerica Bank
     8.375%, 7/15/24                                                    2,000          2,419,806
Continental Airlines, Inc.
     6.703%, 12/15/22(c)                                                1,816          1,737,357
     6.748%, 3/15/17(c)                                                    62             50,429
     7.033%, 6/15/11(c)                                                   460            389,439
Dominion Resources Capital Trust III
     8.40%, 1/15/31(c)                                                    500            635,495
Duke Capital Corp.
     5.50%, 3/01/14(c)                                                    500            498,724
     6.25%, 2/15/13(c)                                                  1,500          1,582,865
Farmers Exchange Capital
     7.05%, 7/15/28(e)                                                    200            208,841
Farmers Insurance Exchange
     8.625%,  5/01/24(e)                                                  250            302,412
First Energy Corp.
     7.375%, 11/15/31(c)                                                  849            961,664
Ford Motor Co.
     6.375%, 2/01/29(c)                                                   473            389,101
     7.45%, 7/16/31(c)*                                                   653            590,694
Ford Motor Credit Co.
     4.95%, 1/15/08(c)                                                    152            145,780
     7.00%, 10/1/13(c)*                                                 3,000          2,906,145
General Motors Corp.
     8.375%, 7/15/33(c)*                                                3,779          3,765,611
HSBC Bank USA
     4.625%, 4/01/14(c)                                                 1,000            965,369
International Lease Finance Corp.
     3.50%, 4/01/09(c)                                                    496            474,731
Ipalco Enterprises Inc.
     8.375%, 11/14/08(c)                                                  100            109,000

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)                                                        ACM Income Fund
-------------------------------------------------------------------------------------------------

                                                                    Principal
                                                                       Amount
                                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.
     5.125%, 9/15/14(c)                              U.S.$                250    $       246,045
     6.625%, 3/15/12                                                    1,400          1,530,623
Kerr-Mcgee Corporation
     6.875%, 9/15/11(c)                                                 1,360          1,454,434
Liberty Mutual Group Inc.
     5.75%, 3/15/14(e)                                                    170            167,084
Merrill Lynch & Co.
     6.00%, 2/17/09(c)                                                    100            104,602
Rogers Cable Inc. (Canada)
     5.50%, 3/15/14(c)                                                    360            330,300
Sprint Capital Corp.
     8.75%, 3/15/32(c)                                                  5,663          7,346,955
Time Warner Entertainment Co. LP
     8.38%, 3/15/23(c)                                                    145            177,665
Union Carbide Corp.
     7.75%, 10/01/96(c)                                                 1,785          1,785,893
WPP Finance Corp. (United Kingdom)
     5.875%, 6/15/14(c)                                                   180            186,116
Zurich Capital Trust
     8.376%, 6/01/37(e)                                                   261            284,647
                                                                                 ----------------
Total Corporate Debt - High Grade Obligations
     (cost $38,474,501)                                                               39,109,920
                                                                                 ----------------
NON - U.S. CORPORATE DEBT OBLIGATIONS-1.6%
Australia-0.0%
WMC Finance USA
     5.125%, 5/15/13(c)                                                   500            500,926
                                                                                 ----------------
China-0.0%
Chaoda Modern Agriculture Limited
     7.75%, 2/08/10(e)                                                    150            137,250
                                                                                 ----------------
Germany-0.8%
Aries Vermogensverwaltng
     9.60%, 10/25/14(e)                                                11,750         14,137,600
                                                                                 ----------------
Indonesia-0.0%
Freeport-McMoran Copper & Gold, Inc.
     10.125%, 2/01/10(c)                                                  500            555,000
                                                                                 ----------------
Hong Kong-0.0%
Noble Group Ltd.
     6.625%, 3/17/15(e)                                                   360            334,457
                                                                                 ----------------
Japan-0.1%
Mizuho Finance
     5.79%, 4/15/14(e)                                                    100            101,330
     8.375%, 12/29/49(c)                                                2,295          2,479,137
                                                                                 ----------------
                                                                                       2,580,467
                                                                                 ----------------
Kazakhstan-0.1%
Hurricane Finance BV
     9.625%, 2/12/10(e)                                                   200            218,000
Kazkommerts International BV
     8.50%, 4/16/13(e)                                                    125            126,250
Tengizchevroil Fin Co
     6.124%, 11/15/14(e)                                                2,172          2,150,280
                                                                                 ----------------
                                                                                       2,494,530
                                                                                 ----------------
Mexico-0.1%
Pemex Project
     9.125%, 10/13/10(c)                                                  500            577,500
Vitro Envases
     10.75%, 7/23/11(e)                                                   700            714,000
                                                                                 ----------------
                                                                                       1,291,500
                                                                                 ----------------
Romania-0.4%
Mobifon Holdings BV
     12.50%, 7/31/10(c)                                                 5,205          6,356,606
                                                                                 ----------------
Russia-0.1%
Citigroup (JSC Severstal)
     9.25%, 4/19/14(e)                                                    230            235,957
Gazprom OAO
     9.625%, 3/01/13(e)                                                   370            422,453
Mobile Telesystems Finance S.A.
     9.75%, 1/30/08(e)                                                  1,185          1,262,025
Tyumen Oil Co.
     11.00%, 11/06/07(e)                                                   90            100,333
                                                                                 ----------------
                                                                                       2,020,768
                                                                                 ----------------

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)                                                        ACM Income Fund
-------------------------------------------------------------------------------------------------

                                                                    Principal
                                                                       Amount
                                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
Ukraine-0.0%
Kyivstar
     10.375%, 8/17/09(e)                             U.S.$                200    $       220,000
                                                                                 ----------------
Total Non-U.S. Corporate Debt Obligations
     (cost $29,512,605)                                                               30,629,104
                                                                                 ----------------
Total Corporate Debt Obligations
     (cost $196,817,769)                                                             201,889,670
                                                                                 ----------------
BANK LOANS-5.3%
Advanced Medical Optics, Inc.
     4.84-4.97%, 6/26/09                                                1,161          1,178,400
Advertising Directory Solutions, Inc.
     4.85%, 10/01/11                                                    1,982          1,983,977
     6.60%, 4/01/12                                                       998          1,019,113
Alderwoods Group, Inc.
     4.54-5.29625%, 9/17/09                                             1,349          1,367,986
Allegheny Energy Supply Company, LLC
     4.81-5.95%, 2/28/11                                                  810            820,276
Allied Waste North America, Inc.
     5.00%, 1/15/12                                                     2,000          2,012,948
AMR HoldCo, Inc.
     5.27-5.50%, 2/02/12                                                1,000          1,000,000
American Safety Razor Company
     5.64-5.88%, 8/28/12                                                1,500          1,526,250
Atrium Companies, Inc.
     5.30-5.60%, 12/15/11                                               1,000          1,014,167
Boise Cascade Holdings, L.L.C.
     5.125%, 10/26/11                                                     898            913,958
Builders FirstSource, Inc.
     5.41%, 7/11/11                                                     1,000          1,015,000
Celanese Holdings LLC
     0.75-5.625%, 4/06/11                                               2,993          3,053,364
Central Garden & Pet Company
     4.52125-4.60%, 5/30/09                                               997          1,007,453
Cognis
     7.2225%, 11/10/13                                                  1,000          1,039,167
Coinstar, Inc.
     4.59%, 7/01/11                                                       829            843,835
Consolidated Communications, Inc.
     5.32-5.35%, 9/18/11                                                  993          1,000,783
DynCorp International LLC
     6.0625%, 2/08/11                                                   1,000          1,009,583
Fairpoint Communications, Inc.
     4.9375-5.4375%, 2/08/12                                            1,000          1,013,250
Fender Musical Instruments Corporation
     7.71%, 9/30/12                                                       500            500,625
Freedom Communications, Inc.
     4.59-4.60%, 4/04/12                                                3,000          3,048,750
General Growth Properties, Inc.
     5.10%, 12/01/08                                                    1,996          2,028,170
Graham Packaging Company, L.P.
     7.3125%, 3/04/12                                                   1,000          1,029,583
Healthsouth Corp
     2.98875-5.52%, 3/02/11                                             1,000          1,007,813
Holmes Group, Inc.
     6.06-6.0975%, 4/14/11                                                993          1,007,388
Huntsman International LLC
     5.375%, 12/31/10                                                   1,805          1,838,823
Jarden Corporation
     5.0925%, 1/01/12                                                     998          1,009,761
Key Automotive
     5.64-5.89%, 6/01/10                                                  922            933,801
Kranson Industries, Inc.
     5.85%, 7/31/11                                                       993          1,004,906
Maax, Inc.
     5.31438-5.70%, 6/01/11                                             1,985          2,002,369
Maxim Crane Works, L.P.
     5.625-5.8125%, 1/25/10                                               950            966,625
MGM Studios
     5.35%, 4/30/11                                                     2,985          2,983,134

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)                                                        ACM Income Fund
-------------------------------------------------------------------------------------------------

                                                                    Principal
                                                                       Amount
                                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
Midwest Generation, LLC
     4.22-6.10%, 4/05/11                             U.S.$                907    $       920,317
Motorsport Aftermarket Group, Inc.
     6.35%, 12/30/11                                                    1,494          1,501,658
Mueller Group, Inc.
     5.52-5.8425%, 3/24/11                                              2,776          2,800,187
NewQuest, Inc.
     7.75%, 3/01/11                                                     1,000          1,010,000
Nextel Partners Operating Corp.
     5.4375%, 5/18/11                                                   4,000          4,056,668
Ntelos, Inc.
     7.85%, 2/24/12                                                     1,000          1,017,500
Owens-Illinois Group, Inc.
     5.58%, 4/01/08                                                       788            802,423
PanAmSat Corporation
     5.31%, 7/01/11                                                       985            990,647
Prestige Brands, Inc.
     5.1812-7.00%, 4/15/11                                              2,693          2,732,977
RailAmerica Transportation Corp.
     4.875%, 9/29/11                                                      995          1,013,348
Rainbow National Services LLC
     5.69%, 3/03/12                                                     3,000          3,039,375
Regency Gas Services, LLC
     5.53-5.85%, 5/15/10                                                1,995          2,034,900
Reliant Energy, Inc.
     5.225-6.08875%, 12/22/10.                                          1,000          1,011,250
Resolution Specialty Materials, LLC
     5.5625%, 8/01/10                                                   1,990          2,009,900
Resorts International Holdings LLC
     8.00%, 3/31/13                                                       500            504,791
Riverside Energy Center
     6.98%, 6/22/11                                                     1,633          1,665,464
RJ Tower Corporation
     6.1875%, 2/07/12                                                   2,000          2,041,666
Rocky Mountain Energy Center, LLC
     4.35-6.98%, 6/22/11                                                1,287          1,313,139
Sealy Mattress Company
     4.66-4.91%, 3/31/12                                                2,076          2,113,950
Semgroup LP
     6.50%, 8/27/08                                                     1,077          1,087,692
     6.50%, 3/01/11                                                       923            932,308
Simmons Company
     4.75-7.25%, 12/19/11                                               2,477          2,518,244
Smurfit Stone Container
     2.77%, 10/01/10                                                      349            355,651
     4.6875-4.9375%, 10/01/11                                           1,095          1,115,325
Stewart Enterprises
     4.47-4.75%, 11/01/11                                                 489            496,564
Texas Genco LLC
     1.25-5.0925%, 12/14/11                                             1,996          2,023,080
Universal City Development Partners, Ltd.
     4.66-5.10%, 6/09/11                                                  997          1,013,541
UPC Financing
     5.752%, 3/03/12                                                    2,000          2,020,000
Venetian Casino Resort, LLC
     0.75-4.81%, 6/15/11(c)                                             1,000          1,012,293
VWR International, Inc.
     5.17%, 4/05/11                                                     2,204          2,240,854
Warner Chilcott Company
     5.58375%, 1/01/10                                                    603            608,018
     1.375%, 1/01/12                                                      397            399,961
Warner Music Group
     4.72-5.37%, 3/22/11                                                3,463          3,487,044
Western Wireless Corporation
     5.57-5.85%, 5/30/11                                                3,474          3,491,841
                                                                                 ----------------
Total Bank Loans
     (cost $96,475,168)                                                               97,563,834
                                                                                 ----------------
NON-CONVERTIBLE - PREFERRED STOCKS-0.1%
Banco Santander
     6.41%(c)                                                           4,000            102,200
Duquesne Light Co.
     6.50%(c)                                                          14,950            811,262
Zurich Funding Trust
     1.71%(e)                                                             500            497,900
                                                                                 ----------------
Total Non-Convertible Preferred Stocks
     (cost $1,335,000)                                                                 1,411,362
                                                                                 ----------------

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)                                                        ACM Income Fund
-------------------------------------------------------------------------------------------------

                                                                    Principal
                                                                       Amount
                                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
WARRANTS(h)-0.0%
Central Bank of Nigeria
     Warrants, expiring 11/15/20                                        4,500    $            --
Republic of Venezuela
     Warrants, expiring 4/15/20                                         1,785                 --
                                                                                 ----------------
Total Warrants
     (cost $0)                                                                                --
                                                                                 ----------------
SHORT-TERM INVESTMENTS-15.7%
Repurchase Agreement-12.5%
Merrill Lynch Repo Treasury
     2.80%, 3/31/05, due
     4/01/05 in the amount of
     $232,018,044 (collateralized by
     $238,430,000 FNMA, zero coupon due
     9/21/05; value - $236,641,775)
     (cost $232,000,000)                             U.S.$            232,000        232,000,000
                                                                                 ----------------
U.S. Treasury Obligation-3.1%
U.S. Treasury Bill
     Zero Coupon, 4/28/05                                              48,000         47,907,300
     Zero Coupon, 6/09/05(i)                                            9,000          8,952,701
     (cost $56,859,998)                                                          ----------------
                                                                                      56,860,001
                                                                                 ----------------
Time Deposit-0.1%
State Street Euro Dollar Time Deposit
     2.10%, 4/01/05
      (cost $2,122,000)                                                 2,122          2,122,000
                                                                                 ----------------
Total Short-Term Investments
     (cost $290,981,998)                                                             290,982,001
                                                                                 ----------------
Total Investments Before Security
     Lending Collateral-168.1%
     (cost $3,004,906,728)                                                         3,117,166,784
                                                                                 ----------------
INVESTMENT OF CASH COLLATERAL FOR
     SECURITIES LOANED-1.5%
Short-Term Investment
UBS Private Money Market Fund, LLC
     2.66%
     (cost $28,258,330)                                            28,258,330         28,258,330
                                                                                 ----------------
Total Investments-169.6%
     (cost $3,033,165,058)                                                         3,145,425,114
Other assets less liabilities-(69.6%)                                             (1,291,465,921)
                                                                                 ----------------

Net Assets-100.0%                                                                $ 1,853,959,193
                                                                                 ================


FINANCIAL FUTURES CONTRACTS SOLD
                                                                           Value at
                      Number of      Expiration                            March 31,       Unrealized
Type                  Contracts         Month        Original Value          2005         Appreciation
-------------------------------------------------------------------------------------------------------
5 Year Swap                             June
Futures                  6,568          2005          $699,094,185       $694,258,125      $ 4,836,060

10 Year Swap                            June
Futures                  2,117          2005           231,638,354        228,172,906        3,465,448

U.S. Treasury June
Futures                    200          2005            22,474,020         22,275,000          199,020

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)                                                         ACM Income Fund
--------------------------------------------------------------------------------------------------

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                 U.S. $
                              Contract          Value on              U.S. $          Unrealized
                                Amount         Origination           Current         Appreciation/
                                (000)             Date                Value         (Depreciation)
--------------------------------------------------------------------------------------------------
Buy Contracts
Canadian Dollar,
   settling 4/08/05             38,321         $31,423,497         $31,676,015         $252,518

Japanese Yen,
   settling 4/04/05          1,193,636          11,377,932          11,163,401         (214,531)

Japanese Yen,
   settling 6/06/05                802               7,517               7,542               25

Sale Contracts
Canadian Dollar,
   settling 4/08/05            110,287          90,231,766          91,163,292         (931,526)

Euro,
   settling 4/26/05              8,528          11,406,886          11,089,653          317,233

Japanese Yen,
   settling 4/04/05          1,193,636          11,382,970          11,163,401          219,569

Mexican Peso,
   settling 5/02/05            366,699          32,459,882          32,588,381         (128,499)

CREDIT DEFAULT SWAP CONTRACTS

                                        Notional                                      Unrealized
Swap Counterparty &                      Amount        Interest      Termination     Appreciation/
Referenced Obligation                    (000)           Rate           Date        (Depreciation)
--------------------------------------------------------------------------------------------------
Buy Contracts
Citigroup Global Markets, Inc.
   Republic of Colombia
   8.375%, 2/15/27                        1,900          3.02%         1/20/10        $  77,900

Citigroup Global Markets, Inc.
   Republic of Hungary
   4.50%, 2/06/13                        10,250          0.50         11/26/13         (197,928)

Citigroup Global Markets, Inc.
   Republic of Philippines
   10.625%, 3/16/25                       3,360          5.60          3/20/14         (147,370)

Sale Contracts
Citigroup Global Markets, Inc.
   Republic of Brazil
   12.25%, 3/06/30                        3,000          6.35          8/20/05           69,900

Citigroup Global Markets, Inc.
   Republic of Brazil
   12.25%, 3/06/30                        6,275          4.40          5/20/06          239,705

Citigroup Global Markets, Inc.
   Republic of Colombia
   8.375%, 2/15/27                        3,750          1.13          1/20/07          (46,125)

Citigroup Global Markets, Inc.
   Republic of Philippines
   10.625%, 3/16/25                       3,360          4.95          3/20/09          160,373

Credit Suisse First Boston
   Republic of Brazil
   12.25%, 3/06/30                          600          6.90          6/20/07           55,980

Morgan Stanley
   Republic of Brazil
   12.25%, 3/06/30                        4,800          3.80          8/20/06          132,960

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)                                       ACM Income Fund
--------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS

                                       Interest
Broker                                   Rate        Maturity          Amount
--------------------------------------------------------------------------------

Barclays Securities                      0.10%       4/04/05        $  9,084,701
Barclays Securities                      0.10        4/04/05           4,974,955
Chase Manhattan Bank                     2.58        4/06/05          23,292,764
Chase Manhattan Bank                     2.63        4/06/05          32,831,573
Chase Manhattan Bank                     2.65        4/06/05          59,233,716
Merrill Lynch                            2.63        4/06/05          73,390,740
Merrill Lynch                            2.66        4/06/05         101,227,935
Merrill Lynch                            2.69        4/06/05         169,975,699
Merrill Lynch                            2.69        4/06/05          92,336,814
                                                                    ------------
                                                                    $566,348,897
                                                                    ------------

*     Represents entire or partial securities out on loan.
(a) Positions, or portion thereof, with an aggregate market value of $1,285,653,101 have been segregated to collateralize the loan payable outstanding.
(b) Positions, or portion thereof, with an aggregate market value of $553,675,531 have been segregated to collateralize reverse repurchase agreements.
(c) Positions, or portion thereof, with an aggregate market value of $482,545,643 have been segregated to collateralize open forward exchange currency contracts.
(d)   Security is in default and is non-income producing.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $405,554,553 or 21.88% of net assets.
(f) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2005.
(g) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity
(h)   Non-income producing security.
(i) Positions, or portion thereof, with an aggregate market value of $8,952,701 has been segregated to as collateral collateralize for the futures transaction outstanding at March 31, 2005.

Currency Abbreviations:              Glossary of Terms:

BRL      - Brazilian Real            DCB      - Debt Conversion Bond
COP      - Colombian Peso            FNMA     - Federal National Mortgage Association
EUR      - Euro                      FRN      - Floating Rate Note
IDR      - Indonesian Rupiah         I/O      - Interest Only
JPY      - Japanese Yen              PIK      - Pay-In-Kind Payments
MXP      - Mexican Peso              TBA      - (To Be Assigned) - Securities are
TRL      - Turkish Lira                         purchased on a forward commitment
U.S. $   - United States Dollar                 with an approximate principal amount
                                                (generally +/- 1.0%) and no definite
                                                maturity date. The actual principal
                                                amount and maturity will be determined
                                                upon settlement when the specific
                                                mortgage pools are assigned.
                                     VRN      - Variable Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: May 27, 2005